Shareholder Fees	Apr. 28, 2025 USD ($)
Schwab S&P 500 Index Portfolio | Schwab S&P 500 Index Portfolio
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Schwab Government Money Market Portfolio | Schwab Government Money Market Portfolio
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab VIT Balanced Portfolio | Schwab VIT Balanced Portfolio
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab VIT Balanced with Growth Portfolio | Schwab VIT Balanced with Growth Portfolio
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab VIT Growth Portfolio | Schwab VIT Growth Portfolio
Prospectus [Line Items]
Shareholder Fee, Other	$ 0